Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	PotNetwork Holdings, Inc.
Entity Central Index Key	0001746563
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false